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Sept. 27, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Special Tax-Exempt Series Trust
       Columbia Minnesota Tax-Exempt Fund
       (formerly known as RiverSource Minnesota Tax-Exempt Fund)
    Post-Effective Amendment No. 48
    File No. 33-5102/811-4647
    ACCESSION NUMBER: 0000950123-10-088844

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant's Post-Effective Amendment No. 48 (Amendment). This Amendment was filed electronically on Sept. 24, 2010.

If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (212) 850-1703.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.